Current and long-term debt - 2023 $1.0 billion credit facility (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2023 USD ($) vessel tanker	Nov. 30, 2023 USD ($) tanker	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) vessel tanker	Mar. 31, 2023 tanker	Dec. 31, 2022 USD ($) vessel
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1					1
Undrawn borrowing facilities	$ 288,200,000					$ 288,200,000
Borrowings	1,588,290,000					1,588,290,000		$ 1,436,224,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns						1,386,482,000
Borrowings	$ 1,617,439,000					$ 1,617,439,000		$ 1,948,592,000
Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	0.26161%					0.26161%
Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	111					111		113
2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 1,000,000,000
Net debt to capitalization ratio					0.65
Consolidated tangible net worth					$ 1,500,000,000
Minimum ratio for fair value of vessels					140.00%
Undrawn commitment fee					0.78%
2023 $1.0 Billion Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns						$ 901,000,000
Borrowings	$ 564,907,000					564,907,000		$ 0
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000
2023 $1.0 Billion Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship					500,000
Liquidity requirement, per each chartered-in ship					250,000
2023 $1.0 Billion Credit Facility | Repayment Period One
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount					$ 29,000,000
2023 $1.0 Billion Credit Facility | Repayment Period Two | Minimum
Disclosure of detailed information about borrowings [line items]
Repayment term					3 years
2023 $1.0 Billion Credit Facility | Repayment Period Two | Maximum
Disclosure of detailed information about borrowings [line items]
Repayment term					5 years
2023 $1.0 Billion Credit Facility | Repayment Period Two | Top of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount					$ 22,300,000
2023 $1.0 Billion Credit Facility | Repayment Period Two | Bottom of range
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount					$ 18,900,000
2023 $1.0 Billion Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					1.95%
2023 $1.0 Billion Credit Facility | Vessels
Disclosure of detailed information about borrowings [line items]
Repayments			$ 288,200,000
Twenty Twenty Three $1.0 Billion Credit Facility, Term Loan | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	49,500,000					49,500,000
Twenty Twenty Three $1.0 Billion Credit Facility, Revolver | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	337,700,000					$ 337,700,000
STI Supreme, STI Spiga, STI Kingsway, STI Sloane, STI Condotti | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns				$ 135,800,000
Number of vessels | tanker							5
STI Lotus, STI Lily, STI Gladiator, STI Gratitude, STI Goal, STI Maximus, STI Leblon and STI Bosphorous | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns		$ 202,300,000
Number of vessels | tanker		8
STI Donald C Trauscht, STI Esles II, STI Stability, STI Solace and STI Solidarity | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 122,300,000
Number of vessels | tanker	5					5
Twenty One Vessels | 2023 $1.0 Billion Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns					$ 440,600,000
Number of vessels | tanker							21